Summary of Significant Accounting Policies - Schedule of Amounts and Balances of BGY Education Investment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 USD ($)
Current assets
Cash and cash equivalents	¥ 3,153,852		¥ 1,883,000	¥ 356,018	$ 461,765
Restricted cash	10,229		13,662	6,433	1,498
Held-to-maturity investments	0		6,390		0
Accounts receivable	809		20		118
Amounts due from related parties	17,960		7,940		2,630
Other receivables, deposits and other assets	52,457		30,535		7,681
Inventories	9,174		8,598		1,343
Total current assets	3,244,481		1,950,145		475,035
Property and equipment, net	460,485		423,344		67,421
Land use right, net	33,721		34,694		4,937
Goodwill	609,511		104,035	102,332	89,240
Prepayment for construction contract	2,983		5,490		437
Deferred tax assets, net	18,129		25,337		2,654
Other non-current assets	7,296		43,660		1,068
Total non-current assets	1,422,000		736,487		208,198
TOTAL ASSETS	4,666,481		2,686,632		683,233
Current liabilities
Accounts payable	63,602		50,899		9,312
Amounts due to related parties	157,295		76,433		23,030
Accrued expenses and other current liabilities	335,857		272,479		49,174
Income tax payable	53,598		40,387		7,847
Current portion of deferred revenue	965,152		761,876		141,311
Total current liabilities	1,625,344		1,202,074		237,971
Deferred tax liabilities, net	17,067		5,294		2,499
Other non-current liabilities	12,471		59,806		1,826
Total non-current liabilities	29,538		65,100		4,325
TOTAL LIABILITIES	1,654,882		1,267,174		$ 242,296
Net income	248,903	$ 36,442	191,809	2,916
Net cash provided by operating activities	554,216	81,145	464,919	360,658
Net cash provided by/(used in) investing activities	(472,460)	(69,174)	(55,725)	32,086
Net cash (used in)/provided by financing activities	1,092,604	159,971	1,161,511	(274,541)
Net increase in cash and cash equivalents, and restricted cash	1,174,360	171,942	1,570,705	118,203
Cash and cash equivalents and restricted cash at beginning of the year	1,896,662	277,696	362,451	244,248
Cash and cash equivalents and restricted cash at end of the year	3,164,081	$ 463,263	1,896,662	362,451
BGY Education Investment
Current assets
Cash and cash equivalents	891,735		777,964
Restricted cash	10,229		13,662
Held-to-maturity investments			6,390
Accounts receivable	671		20
Amounts due from related parties	10,522		7,940
Other receivables, deposits and other assets	35,643		26,307
Inventories	8,944		8,598
Total current assets	957,744		840,881
Property and equipment, net	380,483		412,849
Land use right, net	33,721		34,694
Intangible assets, net	57,808		21,177
Goodwill	237,544		104,035
Prepayment for construction contract	267		5,490
Deferred tax assets, net	16,799		25,337
Other non-current assets	6,249		43,660
Total non-current assets	732,871		647,242
TOTAL ASSETS	1,690,615		1,488,123
Current liabilities
Accounts payable	37,271		50,899
Amounts due to related parties	142,068		62,138
Accrued expenses and other current liabilities	289,388		255,859
Income tax payable	23,886		13,958
Current portion of deferred revenue	936,615		761,876
Total current liabilities	1,429,228		1,144,730
Deferred tax liabilities, net	14,452		5,294
Deferred revenue	0		0
Other non-current liabilities	7,817		59,806
Total non-current liabilities	22,269		65,100
TOTAL LIABILITIES	1,451,497		1,209,830
Total revenue	1,621,872		1,320,421	1,040,329
Net income	67,224		34,447	3,530
Net cash provided by operating activities	192,745		466,704	207,501
Net cash provided by/(used in) investing activities	(82,407)		(38,909)	182,783
Net cash (used in)/provided by financing activities			1,568	(272,269)
Net increase in cash and cash equivalents, and restricted cash	110,338		429,363	118,015
Cash and cash equivalents and restricted cash at beginning of the year	791,626		362,263	244,248
Cash and cash equivalents and restricted cash at end of the year	¥ 901,964		¥ 791,626	¥ 362,263